Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 6:- Property and Equipment

	December 31,
	2022	2021
Cost:
Equipment	$2,350	$1,791
Leasehold improvement	438	242
Office furniture and equipment	128	97
Vehicles	139	-

	3,055	2,130

Accumulated depreciation	1,446	965

Property and equipment, net	$1,609	$1,165

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was $481, $342 and $228, respectively.